STOCK-BASED COMPENSATION - RSU and Market-Conditioned Performance Awards Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs
Number of Units
Awards converted from IBM programs (in shares)	8.5
Awards granted (in shares)	2.0
Awards vested (in shares)	(0.1)
Awards canceled/ forfeited (in shares)	(0.2)
Ending balance (in shares)	10.2
Weighted Average Grant Price
Awards converted from IBM programs (in dollars per share)	$ 28.78
Awards granted (in dollars per share)	18.20	$ 117	$ 123
Awards vested (in dollars per share)	29.30
Awards canceled/ forfeited (in dollars per share)	21.71
Ending balance (in dollars per share)	$ 26.82
Vested , aggregate intrinsic value	$ 45	$ 36	$ 34
Market-Conditioned Performance Awards
Number of Units
Awards granted (in shares)	1.8
Ending balance (in shares)	1.8
Weighted Average Grant Price
Awards granted (in dollars per share)	$ 15.14
Ending balance (in dollars per share)	$ 15.14